Investment Objectives and Goals - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025
DISCIPLINED CORE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth by investing in common stocks.
DISCIPLINED VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth by investing in common stocks.
Objective, Secondary [Text Block]	Income is a secondary objective.